Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (23,355)	$ (12,508)	$ (19,170)
Less: Income (loss) from discontinued operations, net of tax	22	(43)	4,057
Loss from continuing operations	(23,333)	(12,551)	(15,113)
Adjustments to reconcile net loss from continuing operations to net cash provided by (used in) operating activities from continuing operations:
Depreciation of property, plant and equipment	4,338	4,494	4,715
Amortization of intangible assets	352	259	142
Amortization of right-of-use assets	1,353	1,059	1,457
Bad debt expense	895	87	150
Impairment of other assets	4,962
Change in fair value of derivatives and contingent consideration	(1,442)	(25)	(4,733)
Non-cash accretion of interest expense	65	129
Share-based compensation	522	169	125
Deferred income taxes	(581)	(1,286)	(3,883)
Changes in operating assets and liabilities:
Accounts receivable	8,852	(1,845)	(12,183)
Other receivables	11,539	26,658	(26,079)
Prepaid expenses and other current assets	8,065	8,059	(16,467)
Inventories	10,129	1,656	6,125
Other assets, noncurrent	1,143	(1,632)	(2,238)
Accounts payable	(10,942)	8,950	13,989
Lease liabilities	(695)	(581)	(776)
Other payables and liabilities	7,035	(310)	(4,614)
Net cash provided by (used in) operating activities from continuing operations	22,257	33,290	(59,383)
Net cash provided by operating activities from discontinued operations	1,209	36	1,814
Net cash provided by (used in) operating activities	23,466	33,326	(57,569)
Cash flows from investing activities:
Acquisition of businesses and assets, net of cash acquired		(37)
Purchases of property, plant, and equipment	(1,776)	(9,485)	(4,469)
Sales of property, plant, and equipment	7	47	765
Additions to intangible assets	(283)	(319)	(262)
Net cash used in investing activities from continuing operations	(2,052)	(9,794)	(3,966)
Net cash used in investing activities from discontinued operations	(9)	(43)	(64)
Net cash used in investing activities	(2,061)	(9,837)	(4,030)
Cash flows from financing activities:
Cash acquired in merger and recapitalization			13,966
Proceeds from forward share purchase agreement			6,719
Proceeds from convertible bonds issued			11,000
Proceeds from exercise of warrants		1	446
Transaction costs			(3,104)
Loans from related parties	5,640		(100)
Borrowings on working capital facilities, net	7,349	(1,803)	(24,279)
Borrowings on lines of credit – Wheat inventories	50,385	59,604	117,225
Repayments on lines of credit – Wheat inventories	(86,349)	(77,781)	(39,420)
Borrowings on loans	862	3,733	2,792
Repayments on loans	(8,678)	(5,149)	(8,708)
Net cash (used in) provided by financing activities from continuing operations	(30,791)	(21,395)	76,537
Net cash (used in) provided by financing activities from discontinued operations	(2,397)	213	(1,546)
Net cash (used in) provided by financing activities	(33,188)	(21,182)	74,991
Effect of exchange rate changes on cash and cash equivalents	(7)	(3,113)	(2,958)
Net (decrease) increase in cash and cash equivalents	(11,790)	(806)	10,434
Cash and cash equivalents, beginning of year	24,021	24,827	14,393
Cash and cash equivalents, end of year	12,231	24,021	24,827
Non-cash activities:
Non-cash acquisition of non-controlling interest		1,482
Shares repurchased and retired		30
Forward share purchase agreements			4,685
Contingent consideration liability			1,308
Conversion of convertible bonds into ordinary shares			11,797
Consideration and accrued interest paid to selling stockholder in ordinary shares			12,398
Supplemental cash flow disclosures:
Interest paid	13,079	15,750	11,343
Net income taxes paid	$ 2,232	$ 1,987	$ 2,228